Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
20.	Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy that prioritizes the inputs used to measure fair value is as follows:

Level 1	—	Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2	—	Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	—

Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.

Assets and liabilities measured at fair value on a recurring basis

The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2011 and 2010.

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥204,307	¥—	¥204,307
Available-for-sale (current):
Corporate bonds	20	—	—	20
Available-for-sale (noncurrent):
Government bonds	150	—	—	150
Corporate bonds	—	104	454	558
Fund trusts	151	1,675	—	1,826
Equity securities	17,724	—	—	17,724
Derivatives	—	4,718	—	4,718

Total assets	¥18,045	¥210,804	¥454	¥229,303

Liabilities:
Derivatives	¥—	¥2,610	¥—	¥2,610

Total liabilities	¥—	¥2,610	¥—	¥2,610

	December 31, 2010
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥249,907	¥—	¥249,907
Available-for-sale (current):
Government bonds	1	—	—	1
Corporate bonds	—	—	1,000	1,000
Available-for-sale (noncurrent):
Government bonds	161	—	—	161
Corporate bonds	—	44	950	994
Fund trusts	10	1,788	—	1,798
Equity securities	23,402	—	—	23,402
Derivatives	—	11,950	—	11,950

Total assets	¥23,574	¥263,689	¥1,950	¥289,213

Liabilities:
Derivatives	¥—	¥913	¥—	¥913

Total liabilities	¥—	¥913	¥—	¥913

Level 1 investments are comprised principally of Japanese equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Level 2 cash and cash equivalents are valued based on market approach, using quoted prices for identical assets in markets that are not active. Level 3 investments are mainly comprised of corporate bonds, which are valued based on cost approach, using unobservable inputs as the market for the assets was not active at the measurement date.

Derivative financial instruments are comprised of foreign exchange contracts. Level 2 derivatives are valued using quotes obtained from counterparties or third parties, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates and interest rates, based on market approach.

The following table presents the changes in Level 3 assets measured on a recurring basis, consisting primarily of corporate bonds, for the years ended December 31, 2011 and 2010.

	Years ended December 31
	2011	2010
	(Millions of yen)
Balance at beginning of year	¥1,950	¥1,340
Total gains or losses (realized or unrealized):
Included in earnings	(2)	(79)
Included in other comprehensive income (loss)	(12)	(7)
Purchases, issuances, and settlements	(1,482)	696

Balance at end of year	¥454	¥1,950

Gains and losses included in earnings are mainly related to corporate bonds still held at December 31, 2011 and 2010, and are reported in “Other, net” in the consolidated statements of income.

Assets and liabilities measured at fair value on a nonrecurring basis

During the year ended December 31, 2011, equity securities accounted for by the equity method with a carrying amount of ¥3,577 million were written down to their fair value of zero, resulting in an other-than-temporary impairment charge of ¥3,577 million, which was included in earnings. Equity securities accounted for by the equity method were classified as Level 3 instruments and valued based on an income approach using unobservable inputs such as projected income of the investment.

During the year ended December 31, 2010, non-marketable equity securities with a carrying amount of ¥5,000 million were written down to their fair value of ¥2,422 million and equity securities accounted for by the equity method with a carrying amount of ¥33,984 million were written down to their fair value of ¥15,164 million, resulting in an other-than-temporary impairment charge totaling ¥21,398 million, which was included in earnings. The non-marketable equity securities were classified as Level 2 instruments and valued based on a market approach using observable inputs such as unadjusted quoted prices for similar instruments in active markets at the measurement date. Equity securities accounted for by the equity method were classified as Level 3 instruments and valued based on a combination of income approach and market approach using both unobservable and observable inputs including the use of inputs such as financial metrics, ratios and projected income of the investees and appropriate comparable public companies.